STOCKHOLDERS' EQUITY (Details - Outstanding warrants)	9 Months Ended
Sep. 30, 2024 $ / shares shares
Strike Price 69.60 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issue date	Apr. 21, 2022	[1]
Strike price | $ / shares	$ 69.60	[1]
Number of shares outstanding | shares	155,610	[1]
Expiration	Apr. 21, 2027	[1]
Strike Price 87.04 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issue date	Apr. 21, 2022
Strike price | $ / shares	$ 87.04
Number of shares outstanding | shares	10,825
Expiration	Apr. 21, 2027
Strike Price 69.60 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issue date	Apr. 21, 2022
Strike price | $ / shares	$ 69.60
Number of shares outstanding | shares	26,673
Expiration	Apr. 21, 2027
Strike Price 0.29 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issue date	May 16, 2023
Strike price | $ / shares	$ 0.29
Number of shares outstanding | shares	77,010
Expiration	May 16, 2028
Strike Price 0.29 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issue date	Nov. 21, 2023
Strike price | $ / shares	$ 0.29
Number of shares outstanding | shares	46,556
Expiration	Nov. 21, 2028
Strike Price 0.00001 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issue date	Nov. 21, 2023
Strike price | $ / shares	$ 0.00001
Number of shares outstanding | shares	1,576
Expiration	Nov. 21, 2028
Strike Price 0.58 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issue date	Feb. 27, 2024
Strike price | $ / shares	$ 0.58
Number of shares outstanding | shares	10,350,000
Expiration	Feb. 27, 2029
Strike Price 0.1759 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issue date	Aug. 27, 2024	[2]
Strike price | $ / shares	$ 0.1759	[2]
Number of shares outstanding | shares	400,000	[2]
Expiration	Aug. 27, 2029	[2]
Strike Price 0.1759 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issue date	Sep. 30, 2024	[2]
Strike price | $ / shares	$ 0.1759	[2]
Number of shares outstanding | shares	5,685,049	[2]
Expiration	Apr. 01, 2030	[2]

[1]	These warrants were issued as part of the Company’s initial public offering completed April 2022, and trade on Nasdaq under the ticker symbol “ACONW.”
[2]	The per share exercise price of these warrants is subject to a “ratchet” adjustment if the Company issues securities at an effective per share price lower than the then effective warrant exercise price. The strike price of $0.1759 is current through the Series C preferred stock issuance closed September 30, 2024.